Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	14.01%	18.49%	(23.44%)	18.06%	46.35%